Provisions (Tables)	12 Months Ended
Dec. 31, 2021
Provisions [abstract]
Disclosure of provisions

	Closure and Decommissioning	Litigation	Total
December 31, 2019	$188,455	$6,929	$195,384
Revisions in estimates and obligations incurred	40,857	—	40,857
Charged (credited) to earnings:
-new provisions	—	2,402	2,402
-change in estimate	—	(1,754)	(1,754)
-exchange gains on provisions	—	(569)	(569)
-utilized in the year	—	(165)	(165)
Reclamation expenditures	(2,462)	—	(2,462)
Accretion expense (Note 22)	8,260	—	8,260
December 31, 2020	$235,110	$6,843	$241,953
Revisions in estimates and obligations incurred	6,278	—	6,278
Charged (credited) to earnings:
-new provisions	—	6,376	6,376
-change in estimate	—	(1,801)	(1,801)
-exchange gains on provisions	—	(389)	(389)
-utilized in the period	—	(5,738)	(5,738)
Reclamation expenditures	(5,997)	—	(5,997)
Accretion expense (Note 22)	7,470	—	7,470
December 31, 2021	$242,861	$5,291	$248,152

Maturity analysis of total provisions:	December 31, 2021	December 31, 2020
Current	$8,041	$12,066
Non-Current	240,111	229,887
	$248,152	$241,953